Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000160887 [Member] | Diageo [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160887 [Member] | Koninklijke Ahold Delhaize [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160887 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160887 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000160887 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160887 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160887 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160887 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160887 [Member] | Smith And Nephew [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160887 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160887 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000160887 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.81%
C000160887 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000160887 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000160887 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000160887 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000160887 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160887 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000160887 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000160888 [Member] | Diageo [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160888 [Member] | Koninklijke Ahold Delhaize [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160888 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160888 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000160888 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160888 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160888 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160888 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160888 [Member] | Smith And Nephew [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160888 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160888 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000160888 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.81%
C000160888 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000160888 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160888 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000160888 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000160888 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000160888 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160888 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000160888 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000160889 [Member] | Diageo [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160889 [Member] | Koninklijke Ahold Delhaize [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160889 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160889 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000160889 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160889 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160889 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160889 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160889 [Member] | Smith And Nephew [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160889 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160889 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000160889 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.81%
C000160889 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000160889 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160889 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000160889 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000160889 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000160889 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160889 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000160889 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000160890 [Member] | Diageo [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160890 [Member] | Koninklijke Ahold Delhaize [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160890 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160890 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000160890 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160890 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160890 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160890 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160890 [Member] | Smith And Nephew [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160890 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160890 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000160890 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.81%
C000160890 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000160890 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160890 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000160890 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000160890 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000160890 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160890 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000160890 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000160886 [Member] | Diageo [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000160886 [Member] | Koninklijke Ahold Delhaize [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160886 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000160886 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000160886 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160886 [Member] | Nestle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160886 [Member] | Unilever [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160886 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160886 [Member] | Smith And Nephew [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160886 [Member] | Securitas Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160886 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000160886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.81%
C000160886 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000160886 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000160886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000160886 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000160886 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000160886 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160886 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000160886 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%